Other assets - Disclosure of other assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous assets [abstract]
R&D tax credit receivables	€ 31,208	€ 43,762
Advance payments	399	759
Tax receivables	3,686	3,921
Prepaid expenses	8,878	4,468
Contract costs	3,710	3,710
Consumables and supplies on stock	767	872
Miscellaneous current assets	11	522
OTHER NON-FINANCIAL ASSETS	48,659	58,014
Deposits	198	194
Miscellaneous financial assets	1,058	916
OTHER FINANCIAL ASSETS	1,256	1,109
OTHER ASSETS	49,915	59,123
Less non-current portion	8,041	8,490
CURRENT PORTION	€ 41,874	€ 50,633